SHARE-BASED PAYMENTS - Number of Options and Weighted Averages of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
SHARE-BASED PAYMENTS
Number of options, outstanding at beginning of year | shares	2,619	3,894
Number of options, expired and forfeited | shares	(302)	(1,275)
Number of options, outstanding at end of year | shares	2,317	2,619
Number of options, exercisable at end of year | shares	2,315	2,525
Weighted average of exercise price, outstanding at beginning of year | $ / shares	$ 6,329.96	$ 6,324.5
Weighted average of exercise price, expired and forfeited | $ / shares	6,208.05	6,277.89
Weighted average of exercise price, outstanding at end of year | $ / shares	6,345.85	6,329.96
Weighted average of exercise price, exercisable at end of year | $ / shares	$ 6,347.56	$ 6,310.15